Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Investor Freedom 2005 Portfolio℠
March 31, 2023
VIPIFF2005-NPRT1-0523
1.830286.117
Domestic Equity Funds - 6.4%
	Shares	Value ($)
VIP Contrafund Portfolio Investor Class (a)	5,868	238,925
VIP Equity-Income Portfolio Investor Class (a)	8,300	195,126
VIP Growth & Income Portfolio Investor Class (a)	10,671	266,345
VIP Growth Portfolio Investor Class (a)	5,024	390,129
VIP Mid Cap Portfolio Investor Class (a)	1,860	62,137
VIP Value Portfolio Investor Class (a)	8,293	140,063
VIP Value Strategies Portfolio Investor Class (a)	4,847	69,791
TOTAL DOMESTIC EQUITY FUNDS (Cost $790,125)		1,362,516

International Equity Funds - 12.0%
	Shares	Value ($)
VIP Emerging Markets Portfolio Investor Class (a)	104,654	1,067,469
VIP Overseas Portfolio Investor Class (a)	62,373	1,485,108
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,901,700)		2,552,577

Bond Funds - 62.5%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	387,481	3,615,202
Fidelity International Bond Index Fund (a)	60,526	547,152
Fidelity Long-Term Treasury Bond Index Fund (a)	62,034	666,865
VIP High Income Portfolio Investor Class (a)	78,101	351,456
VIP Investment Grade Bond II Portfolio - Investor Class (a)	845,979	8,112,941
TOTAL BOND FUNDS (Cost $13,933,463)		13,293,616

Short-Term Funds - 19.1%
	Shares	Value ($)
VIP Government Money Market Portfolio Investor Class 4.60% (a)(b) (Cost $4,060,557)	4,060,557	4,060,557

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $20,685,845)	21,269,266
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	21,269,266

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	3,700,726	83,260	293,567	347	(18,627)	143,410	3,615,202
Fidelity International Bond Index Fund	565,761	13,656	46,771	-	(2,101)	16,607	547,152
Fidelity Long-Term Treasury Bond Index Fund	809,905	33,403	226,075	5,871	(39,565)	89,197	666,865
VIP Contrafund Portfolio Investor Class	245,605	9,668	36,155	2,272	3,722	16,085	238,925
VIP Emerging Markets Portfolio Investor Class	1,328,760	74,298	403,313	1,941	43,489	24,235	1,067,469
VIP Equity-Income Portfolio Investor Class	220,078	3,656	30,277	-	4,384	(2,715)	195,126
VIP Government Money Market Portfolio Investor Class 4.60%	4,135,191	507,212	581,846	42,606	-	-	4,060,557
VIP Growth & Income Portfolio Investor Class	284,788	7,622	39,417	1,006	6,727	6,625	266,345
VIP Growth Portfolio Investor Class	385,777	21,293	52,347	2,478	2,275	33,131	390,129
VIP High Income Portfolio Investor Class	360,831	8,771	28,221	239	(1,675)	11,750	351,456
VIP Investment Grade Bond II Portfolio - Investor Class	7,934,340	488,651	568,667	3,328	(19,951)	278,568	8,112,941
VIP Mid Cap Portfolio Investor Class	68,684	1,003	10,024	156	1,990	484	62,137
VIP Overseas Portfolio Investor Class	1,528,917	44,887	243,621	-	43,666	111,259	1,485,108
VIP Value Portfolio Investor Class	158,786	1,917	23,896	-	5,439	(2,183)	140,063
VIP Value Strategies Portfolio Investor Class	78,658	1,363	11,912	183	3,482	(1,800)	69,791
	21,806,807	1,300,660	2,596,109	60,427	33,255	724,653	21,269,266

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.